30-Sep-2012
Principal Note
Payment Factor
39,523,284.17 0.008641
0.00 1.000000
0.00 1.000000
0.00 1.000000
39,523,284.17
Interest per
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended Amounts in USD
Dates
Collection Period No. 7
Collection Period (from... to) 1-Sep-2012 30-Sep-2012
Determination Date 11-Oct-2012
Record Date 12-Oct-2012
Payment Date 15-Oct-2012
Interest Period of the Class A-1 Notes (from... to) 17-Sep-2012 15-Oct-2012 Actual/360 Days 28
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Sep-2012 15-Oct-2012 30/360 Days 30
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes
345,000,000.00 42,504,501.09 2,981,216.92 114.560244
Class A-2 Notes 495,000,000.00 495,000,000.00 495,000,000.00 0.000000
Class A-3 Notes 489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00 0.000000
Total Note Balance
1,430,264,000.00
1,127,768,501.09
1,088,245,216.92
Overcollateralization 267,379,474.41 305,575,825.39 305,575,825.39
Total Securitization Value
1,697,643,474.41
1,433,344,326.48
1,393,821,042.31
present value of lease payments 697,529,576.24 473,756,400.87 444,670,931.55 present value of Base Residual Value
1,000,113,898.17 959,587,925.61 949,150,110.76
Amount Percentage
Current Overcollateralization Amount 305,575,825.39 18.00%
Initial Overcollateralization Amount 267,379,474.41 15.75%
Target Overcollateralization Amount
305,575,825.39 18.00%
Class A-1 Notes 0.343780% 11,365.04 0.032942 39,534,649.21 114.593186
Class A-2 Notes 0.660000% 272,250.00 0.550000 272,250.00 0.550000
Class A-3 Notes
0.880000% 358,600.00 0.733333 358,600.00 0.733333
Class A-4 Notes 1.070000% 90,293.73 0.891667 90,293.73 0.891667
Total
732,508.77
$40,255,792.94
$1000 Face Amount
Interest & Principal Interest & Principal
per $1000 Face Amount Payment Interest Rate Interest Payment
Net Sales Proceeds-early terminations (including Defaulted Leases)
Available Funds
Distributions
Lease Payments Received 29,418,327.34 (1) Total Servicing Fee 1,194,453.61
Nonrecoverable Advances to the Servicer
0.00
Net Sales Proceeds-scheduled terminations 4,997,197.94 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Excess wear and tear included in Net Sales Proceeds
6,203.91
(3) Interest Distributable Amount Class A Notes
732,508.77
Excess mileage included in Net Sales Proceeds 71,566.91 (4) Priority Principal Distribution Amount 0.00
Subtotal
51,028,292.65 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount 39,523,284.17
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Investment Earnings 3,126.38 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Total Available Collections
51,031,419.03 (9) Excess Collections to Certificateholders 9,581,172.48
Reserve Account Draw Amount 0.00
Total Distribution
51,031,419.03
Total Available Funds
51,031,419.03
Distribution Detail
Amount Due Amount Paid Shortfall
Total Servicing Fee 1,194,453.61 1,194,453.61 0.00
Total Trustee Fee
Monthly Interest Distributable Amount 732,508.77 732,508.77 0.00
thereof on Class A-1 Notes
11,365.04 11,365.04 0.00
thereof on Class A-2 Notes 272,250.00 272,250.00 0.00
thereof on Class A-3 Notes 358,600.00 358,600.00 0.00
thereof on Class A-4 Notes 90,293.73 90,293.73 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 732,508.77 732,508.77 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
Regular Principal Distribution Amount 39,523,284.17 39,523,284.17 0.00
Principal Distribution Amount 39,523,284.17 39,523,284.17 0.00
16,612,767.37
0.00 0.00 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Reserve Fund Amount - Beginning Balance 8,488,217.37
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 473.84
minus Net Investment Earnings 473.84
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 8,488,217.37
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 473.84
Net Investment Earnings on the Exchange Note
Collection Account
2,652.54
Investment Earnings for the Collection Period
3,126.38
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 1,697,643,474.41 45,053
Securitization Value beginning of Collection Period 1,433,344,326.48 41,666
Principal portion of lease payments 21,557,221.14
Terminations- Early 12,636,808.75
Terminations- Scheduled 3,925,911.03
Repurchase Payment (excluding interest) 0.00
Gross Losses 1,403,343.25
Securitization Value end of Collection Period 1,393,821,042.31 41,001
Pool Factor
82.10%
As of Cutoff Date Current
Weighted Average Securitization Rate 6.66% 6.64%
Weighted Average Remaining Term (months) 25.04 17.98
Weighted Average Seasoning (months)
12.37 19.28
Aggregate Base Residual Value 1,139,551,610.25 1,040,332,782.81
Cumulative Turn-in Ratio 63.06%
Proportion of base prepayment assumption realized life to date 135.65%
Actual lifetime prepayment speed 0.64%
Delinquency Profile *
Amount ** Number of Leases Percentage
Current 1,390,020,621.33 40,897 99.73%
31-60 Days Delinquent 2,999,847.00 81 0.22%
61-90 Days Delinquent 527,644.85 15 0.04%
91-120 Days Delinquent
272,929.13 8 0.02%
Total 1,393,821,042.31 41,001 100.00%
(96,153.96)
Cumulative Net Credit Loss / (Gain)
(65,005.98)
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 1,048,850.56
Less Liquidation Proceeds 813,560.37
Current Residual Loss / (Gain) (3,628,533.62)
Cumulative Residual Loss / (Gain) (22,331,106.36)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.004%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP 16,917,212.47
Less sales proceeds and other payments received during
Collection Period
20,545,746.09
Less Recoveries 331,444.15
Current Net Credit Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(1.315%)